Schedule of Investments(a)
May 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.70%
Aerospace & Defense–3.52%
Aerojet Rocketdyne Holdings, Inc.(b)	857,938	$37,620,581
Mercury Systems, Inc.(b)	739,271	66,053,864
		103,674,445
Alternative Carriers–0.56%
Cogent Communications Holdings, Inc.	214,228	16,392,726
Apparel Retail–0.49%
Boot Barn Holdings, Inc.(b)	674,006	14,477,649
Application Software–13.16%
Alteryx, Inc., Class A(b)	315,052	45,348,585
Avalara, Inc.(b)	391,374	41,900,500
Coupa Software, Inc.(b)	344,918	78,472,294
Five9, Inc.(b)	231,741	24,147,412
Globant S.A. (Argentina)(b)	184,479	25,865,801
HubSpot, Inc.(b)	135,324	27,056,681
Manhattan Associates, Inc.(b)	244,760	21,636,784
Paylocity Holding Corp.(b)	145,942	18,973,190
Q2 Holdings, Inc.(b)	418,665	34,590,102
Smartsheet, Inc., Class A(b)	244,654	14,106,750
Trade Desk, Inc. (The), Class A(b)	178,365	55,571,399
		387,669,498
Asset Management & Custody Banks–2.48%
Cohen & Steers, Inc.	288,725	18,348,474
Hamilton Lane, Inc., Class A	746,621	54,630,258
		72,978,732
Biotechnology–4.59%
Acceleron Pharma, Inc.(b)	65,295	6,453,105
Agios Pharmaceuticals, Inc.(b)	308,975	15,986,366
Amicus Therapeutics, Inc.(b)	1,112,690	13,880,808
Apellis Pharmaceuticals, Inc.(b)	405,927	13,675,681
CareDx, Inc.(b)	684,162	21,975,283
Deciphera Pharmaceuticals, Inc.(b)	223,945	13,116,459
Epizyme, Inc.(b)	723,261	12,693,230
Global Blood Therapeutics, Inc.(b)	294,920	20,620,806
Veracyte, Inc.(b)	675,257	16,840,910
		135,242,648
Building Products–2.38%
Advanced Drainage Systems, Inc.	603,821	26,773,423
Trex Co., Inc.(b)	360,872	43,347,945
		70,121,368
Cable & Satellite–2.06%
Cable One, Inc.	32,202	60,761,632
Casinos & Gaming–0.65%
Churchill Downs, Inc.	145,174	19,260,235
Construction Machinery & Heavy Trucks–0.78%
Federal Signal Corp.	786,679	22,923,826
Construction Materials–0.43%
Summit Materials, Inc., Class A(b)	828,150	12,579,598
Shares		Value
Data Processing & Outsourced Services–0.48%
Euronet Worldwide, Inc.(b)	150,753	$14,280,832
Distributors–2.37%
Pool Corp.	259,788	69,888,168
Education Services–2.32%
Bright Horizons Family Solutions, Inc.(b)	130,659	14,618,129
Strategic Education, Inc.	316,135	53,625,980
		68,244,109
Electrical Components & Equipment–0.88%
Generac Holdings, Inc.(b)	233,118	25,939,040
Electronic Equipment & Instruments–0.69%
Novanta, Inc.(b)	197,209	20,255,336
Environmental & Facilities Services–2.48%
Casella Waste Systems, Inc.(b)	1,117,070	56,914,717
Clean Harbors, Inc.(b)	272,331	16,173,738
		73,088,455
Food Retail–1.19%
Casey’s General Stores, Inc.	87,889	14,038,510
Grocery Outlet Holding Corp.(b)	573,902	21,125,333
		35,163,843
Health Care Equipment–9.58%
CryoPort, Inc.(b)	732,496	17,997,427
Insulet Corp.(b)	311,630	58,764,069
Integer Holdings Corp.(b)	95,803	7,585,681
iRhythm Technologies, Inc.(b)	285,581	35,500,574
Masimo Corp.(b)	340,522	81,789,979
Novocure Ltd.(b)	212,891	14,355,240
Penumbra, Inc.(b)	174,547	30,095,394
Tandem Diabetes Care, Inc.(b)	434,844	36,157,279
		282,245,643
Health Care Services–2.76%
1Life Healthcare, Inc.(b)	391,773	12,654,268
Addus HomeCare Corp.(b)	282,928	27,998,555
Amedisys, Inc.(b)	211,543	40,626,833
		81,279,656
Health Care Supplies–3.26%
Haemonetics Corp.(b)	279,382	30,642,617
Quidel Corp.(b)	287,675	50,343,125
Silk Road Medical, Inc.(b)	392,314	15,013,857
		95,999,599
Health Care Technology–3.24%
Inspire Medical Systems, Inc.(b)	419,322	34,191,516
Phreesia, Inc.(b)	436,598	12,801,053
Teladoc Health, Inc.(b)	278,663	48,504,082
		95,496,651
Homebuilding–1.58%
KB Home	425,617	14,079,410

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Discovery Fund

Shares		Value
Homebuilding–(continued)
TopBuild Corp.(b)	284,134	$32,587,329
		46,666,739
Hotels, Resorts & Cruise Lines–0.70%
Choice Hotels International, Inc.	254,910	20,604,375
Hypermarkets & Super Centers–0.48%
BJ’s Wholesale Club Holdings, Inc.(b)	390,492	14,057,712
Industrial Machinery–2.83%
Chart Industries, Inc.(b)	391,317	15,359,193
ITT, Inc.	299,676	17,291,305
Kornit Digital Ltd. (Israel)(b)	686,024	32,071,622
SPX Corp.(b)	462,690	18,498,346
		83,220,466
Industrial REITs–1.13%
First Industrial Realty Trust, Inc.	877,933	33,256,102
Insurance Brokers–1.20%
eHealth, Inc.(b)	270,632	35,295,825
Interactive Home Entertainment–1.61%
Zynga, Inc., Class A(b)	5,167,432	47,282,003
Internet Services & Infrastructure–2.34%
MongoDB, Inc.(b)	297,036	68,945,026
Investment Banking & Brokerage–1.38%
LPL Financial Holdings, Inc.	569,412	40,650,323
IT Consulting & Other Services–1.69%
CACI International, Inc., Class A(b)	53,886	13,513,531
ManTech International Corp., Class A	464,740	36,128,888
		49,642,419
Leisure Facilities–0.74%
Planet Fitness, Inc., Class A(b)	335,002	21,651,179
Leisure Products–0.34%
YETI Holdings, Inc.(b)	314,508	10,095,707
Life Sciences Tools & Services–6.05%
10X Genomics, Inc., Class A(b)	98,507	7,680,591
Bio-Techne Corp.	116,363	30,812,922
Medpace Holdings, Inc.(b)	304,295	28,244,662
NeoGenomics, Inc.(b)	755,566	20,166,056
PRA Health Sciences, Inc.(b)	171,468	17,746,938
Repligen Corp.(b)	561,674	73,562,444
		178,213,613
Shares		Value
Managed Health Care–0.52%
HealthEquity, Inc.(b)	245,028	$15,184,385
Movies & Entertainment–1.11%
Roku, Inc.(b)	299,106	32,755,098
Packaged Foods & Meats–2.06%
Freshpet, Inc.(b)	677,390	52,280,960
Sanderson Farms, Inc.	63,736	8,414,427
		60,695,387
Paper Packaging–0.57%
Graphic Packaging Holding Co.	1,155,920	16,726,162
Property & Casualty Insurance–0.88%
Kinsale Capital Group, Inc.	173,146	25,854,161
Regional Banks–0.65%
Pinnacle Financial Partners, Inc.	483,502	19,267,555
Restaurants–1.92%
Wingstop, Inc.	463,360	56,506,752
Semiconductor Equipment–2.02%
Entegris, Inc.	481,340	28,822,639
MKS Instruments, Inc.	290,399	30,674,847
		59,497,486
Semiconductors–5.07%
Inphi Corp.(b)	237,223	29,811,814
Lattice Semiconductor Corp.(b)	2,043,003	50,809,485
Monolithic Power Systems, Inc.	327,674	68,729,621
		149,350,920
Trading Companies & Distributors–0.98%
SiteOne Landscape Supply, Inc.(b)	270,906	28,800,017
Trucking–0.50%
Saia, Inc.(b)	136,820	14,836,761
Total Common Stocks & Other Equity Interests (Cost $1,911,231,748)		2,907,019,862
Money Market Funds–2.04%
Invesco Government & Agency Portfolio,Institutional Class, 0.11% (Cost $60,166,424)(c)(d)	60,166,424	60,166,424
TOTAL INVESTMENTS IN SECURITIES–100.74% (Cost $1,971,398,172)		2,967,186,286
OTHER ASSETS LESS LIABILITIES—(0.74)%		(21,849,221)
NET ASSETS–100.00%		$2,945,337,065
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Discovery Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$59,237,118	$713,012,493	$(712,082,535)	$(652)	$-	$60,166,424	$166,182

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Discovery Fund to Invesco Discovery Fund.
Invesco Oppenheimer Discovery Fund